Earnings per share	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Earnings per share
Earnings per share

3. Earnings per share

Basic earnings per share is calculated by dividing the loss attributable to shareholders by the weighted average number of ordinary shares in issue during the period.

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	£		£
2021	(4,408,580)	1,286,600	(3.4265)
2020	(658,756)	1,286,600	(0.5120)

Diluted EPS is equal to basic EPS in 2021 and 2020 due to the loss for the period.

8.    Earnings per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to shareholders by the weighted average number of ordinary shares in issue during the period.

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	£		£
2020	(445,554)	1,286,600	(0.3463)
2019	814,728	1,286,600	0.6332

Diluted EPS is equal to basic EPS in 2019 as the potentially dilutive instruments are not in the money and therefore not dilutive. Diluted EPS is not relevant for 2020 due to the loss for the year.